Cash flow statement - Reconciliation of net cash flow to movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Flow Statement [line items]
Net cash flow from cash net of overdrafts	$ (76)	$ 332	$ (40)
Settlement of currency swaps	(1)		(4)
Net cash flow from borrowings	86	(295)	(175)
Change in net debt from net cash flow	9	37	(219)
IFRS 16 lease liabilities	(20)	3	(3)
Other non cash movements	(36)	18	(20)
Corporate bond issuance expense	(3)	9	1
Change in net debt in the year	(50)	67	(241)
Balance at beginning of year	(2,709)	(2,776)	(2,535)
Balance at end of year	(2,759)	$ (2,709)	$ (2,776)
Gain on repurchase of bonds	10
2030 USD corporate bond
Disclosure Of Cash Flow Statement [line items]
Gains on early repayments of borrowings	$ 10